Zurich Scudder Investments, Inc.
                                            Two International Place
                                            Boston, MA  02110
                                            January 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Scudder GNMA Fund (the "Fund"), a series of Scudder Income Trust (the "Trust"), (Reg. Nos. 2-91577, 811-4049 )

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

         Any questions concerning this certificate may be directed to Anne M. Silver at 617/295-2566.


                                        Very truly yours,


                                        Scudder Income Trust


                                        By:      /s/ John Millette
                                                 -------------------------------
                                                 John Millette
                                                 Secretary


ams/akp

cc:      Allison Beakley, Esq., Dechert